Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2014
Other payables and accrued liabilities [Abstract]
Other payables and accrued liabilities

Note 11 - Other payables and accrued liabilities

Other payables as of December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013

Accrued professional fees	$130	$89
Accrued staff costs and staff benefits	27	181
Accrued transportation expenses	-	222
Accrued miscellaneous purchases	-	98
Other taxes payable	50	11
Others	2	94
Other payables and accrued liabilities	$209	$695